EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Staff cost- salaries, wages and other benefits	$ 24,345	$ 23,874	$ 50,132	$ 37,730	$ 33,041
Share-based payments	21,847	54,425	90,648	88,355
Amortization- intangible assets	154	29	97	146	111
Electricity cost in operating mining machines	84,510	59,354	139,469	58,447	72,078
Cost of mining machines sold	4	571	1,002	5,978	17,537
Consulting service fee	5,650	3,012	6,797	8,787	1,039
Tax and surcharge	3,155	2,261	3,355	2,202	3,085
Advertising expenses	628	416	737	880	2,189
Office expenses	1,894	1,333	3,124	2,219	543
Research and development technical service fees	1,104	526	1,313	1,964	681
Expense of low-value consumables	1,126	2,412	4,025	1,662	971
Expenses of variable payment lease	193	284	639	610
Expenses of short-term leases	159	316	527	351	372
Impairment loss of mining machines				106
Logistic expenses	243	1,477	3,060	1,391	339
Travel expenses	1,227	2,015	3,202	1,393	52
Insurance fee	692	2,091	3,446	983	459
Others	3,267	5,736	12,756	4,826	766
Total cost of revenue, selling, general and administrative and research and development expenses	186,267	189,354	390,656	280,939	245,189
Mining Machine [Member]
Expenses by nature [abstract]
Depreciation	11,208	15,045	29,281	43,857	98,136
Property, plant and equipment.
Expenses by nature [abstract]
Depreciation	20,376	11,766	30,438	14,416	9,807
Right-of-use assets.
Expenses by nature [abstract]
Depreciation	3,205	$ 2,411	5,371	$ 4,636	$ 3,983
Investment property
Expenses by nature [abstract]
Depreciation	$ 1,280		$ 1,237